Leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Leases
NOTE 6	Leases

The components of the net investment in sales-type and direct financing leases at December 31 were as follows:

(Dollars in Millions)	2013	2012
Aggregate future minimum lease payments to be received	$11,074	$10,738
Unguaranteed residual values accruing to the lessor’s benefit	783	890
Unearned income	(1,045)	(1,123)
Initial direct costs	189	175

Total net investment in sales-type and direct financing leases (a)	$11,001	$10,680

(a)	The accumulated allowance for uncollectible minimum lease payments was $68 million and $80 million at December 31, 2013 and 2012, respectively.

The minimum future lease payments to be received from sales-type and direct financing leases were as follows at December 31, 2013:

(Dollars in Millions)
2014	$3,891
2015	3,240
2016	2,518
2017	826
2018	275
Thereafter	324